UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2005

Date of reporting period:	5/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden California Municipal Fund     California Series

Schedule of Investments as of May 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.0%
Municipal Bonds
Abag Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3	6.45%	6/01/30	$1,500		$1,614,465
Antelope Valley California Health Care Dist. Ser. A, F.S.A.	Aaa	5.20	1/01/17	1,000		1,066,060
Baldwin Park Uni. Sch. Dis., Election of 2002, F.S.A.	Aaa	5.00	8/01/22	1,065	(e)	1,149,391
California Edl. Facs. Auth. Rev., Panama College, Ser. A, C.A.B.S.	Aaa	Zero	7/01/32	1,580		420,375
California St. Econ. Recov., Ser. A, G.O.	A3	5.50	4/01/30	2,000		2,223,460
G.O., M.B.I.A.	Aaa	5.25	7/01/13	1,500		1,689,000
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. A	Aa2	Zero	2/01/15	8,420		3,944,602
California St. Pub. Works Brd. Dept. Mental Hlth., Lease Rev.	Baa1	5.50	6/01/18	1,970		2,208,902
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	1,500		1,617,525
Capistrano Uni. Sch. Dist. Cmnty. Facs. Dist. Spec. Tax C.A.B.S., F.G.I.C.	Aaa	Zero	9/01/32	2,000		533,020
Chino Basin Reg. Fin. Auth. Rev., Inland Empire Util. Agcy. Swr. Proj., M.B.I.A.	Aaa	5.75	11/01/19	200	(e)	225,022
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060		1,129,960
Golden St. Tobacco Secur. Corp., Tobacco Settlement Rev., Enhanced Asset Bkd., Ser. B	Baa1	5.50	6/01/19	595		622,370
Enhanced Asset Bkd., Ser. B	Baa1	5.625	6/01/20	675		707,940
Enhanced Asset Bkd., Ser. B	Baa1	5.50	6/01/43	1,500		1,608,165
Ser. 2003-A-1	Baa3	6.75	6/01/39	750		818,632
La Mesa-Spring Valley California Sch. Dist. G.O., Elec. Of 2002 Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000		869,540
La Quinta California Fin. Auth. Local A.M.B.A.C.	Aaa	5.25	9/01/24	500		549,110
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. (cost $2,950,530; purchased 10/18/93)	NR	6.375	9/01/23	3,000	(h)	3,189,360
Los Angeles California Cmnty. Coll. Dist. Ser. A, G.O., M.B.I.A.	Aaa	5.50	8/01/17	3,800	(e)	4,302,930

Dryden California Municipal Fund     California Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Los Angeles California Unified Sch. Dist. C.O.P., Admin. Bldg. Proj., Ser. B, A.M.B.A.C.	Aaa	5.00		10/01/31	1,500		1,560,960
Election of 1997, Ser. F, G.O., F.G.I.C.	Aaa	5.00		7/01/21	1,000		1,083,060
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M.	Aaa	Zero		9/01/10	3,770		3,182,483
Los Angeles Conv. & Exhib. Ctr. Auth., C.O.P.	Aaa	9.00		12/01/10	1,250	(d)	1,288,137
Los Angeles Hbr. Dept. Rev., Ser. B, A.M.T.	Aa2	5.375		11/01/23	1,000		1,032,340
Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S. & R.I.B.S.	Aa2	5.75		8/10/18	1,000		1,183,620
Unrfd. Balance Ser. A	Aa2	5.75		7/01/21	2,240		2,689,725
MidPeninsula Regional Open Space Dist. of California, Fin. Auth. Rev., A.M.B.A.C.	Aaa	5.00		9/01/34	2,000		2,118,320
Orange Cnty. Loc. Trans. Auth., Linked S.A.V.R.S. & R.I.B.S., T.C.R.S., A.M.B.A.C.	Aaa	6.20		2/14/11	5,000		5,724,650
Spec. Tax Rev., R.I.T.E.S., R.I.B.S. (cost $713,528; purchased 2/17/98)	Aa2	10.088	(b)(g)	2/14/11	750	(h)	967,395
Puerto Rico Comnwlth., Ser. 642A G.O., M.B.I.A., R.I.T.E.S. (cost $1,059,897; purchased 3/29/00)	NR	7.829	(b)(g)	7/01/10	1,000	(h)	1,252,440
Redding Elec. Sys. Rev., C.O.P., Linked R.I.T.E.S., S.A.V.R.S., R.I.B.S., M.B.I.A., E.T.M. (cost $1,800,537; purchased 1/9/95)	Aaa	9.613	(b)(g)	7/01/22	1,750	(h)	2,600,115
R.I.B.S., M.B.I.A., E.T.M.	Aaa	6.368		7/01/22	50		62,144
Sacramento City Fin. Auth. Rev., Cap. Impv., Ser. A, A.M.B.A.C.	Aaa	5.00		12/01/26	2,000		2,094,880
City Hall & Redev. Projs., Ser. A, F.S.A.	Aaa	5.375		12/01/19	1,000	(e)	1,116,460
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00		8/15/28	2,500		2,616,450
San Diego Redev., Agcy. Tax Alloc. North Bay Redev.	Baa1	5.875		9/01/29	1,000		1,048,810
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00		7/01/19	1,000		1,227,100
San Francisco City & Cnty., Redev. Agcy., Lease Rev., Cap. Apprec.	A1	Zero		7/01/09	2,000		1,734,400
Santa Margarita/Dana Point Auth., Impvt. Dists. 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25		8/01/09	1,000		1,161,750
Impvt. Dists. 3, Ser. B,

Dryden California Municipal Fund    California Series

Portfolio of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
M.B.I.A.	Aaa	7.25	8/01/08	2,500	2,820,000
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/09	1,400	1,626,450
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000	1,286,200
Ser. A, M.B.I.A., Rev.	Aaa	7.25	8/01/13	1,990	2,510,644
Ser. B, M.B.I.A., Rev.	Aaa	7.25	8/01/12	3,000	3,725,730
Santa Maria Joint Union H.S., Dist., Election 2004, C. A. B. S., G.O., F.G.I.C.	Aaa	Zero	8/01/29	1,250	384,000
So. California Pub. Pwr. Auth., Proj. Rev.	A2	6.75	7/01/10	2,265	2,604,999
Proj. Rev.	A2	6.75	7/01/11	1,195	1,401,102
Proj. Rev.	A2	6.75	7/01/13	1,000	1,199,000
Proj. Rev., A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16	7,925	5,076,121
Torrance California Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,234,080
Univ. California Hosp. Rev. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	2,000	2,149,240
Univ. California Rev. Multi. Purpose Proj., Ser. O, F.G.I.C.	Aaa	5.125	9/01/31	2,500	2,631,500
Victor Elementary Sch. Dist., Ser. A, G.O., F.G.I.C.	Aaa	5.375	8/01/19	1,290	1,437,757
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25	10/01/21	1,000	1,112,990

Total long-term investments (cost $89,163,926)					98,434,881

SHORT-TERM INVESTMENTS 1.9%
Municipal Bonds
California St. Mun. Secs. Tr. Rcpts., Ser. SGA 119, G.O., F.G.I.C., F.R.D.D.	A-1+(c)	2.97	6/01/05	600	600,000
Mun. Secs. Tr. Rcpts., Ser. SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	2.97	6/01/05	1,300	1,300,000

Total short-term investments (cost $1,900,000)					1,900,000

Total Investments 98.9% (cost $91,063,926(j))					100,334,881
Other assets in excess of liabilities(i) 1.1%					1,069,656

Net Assets 100%					$101,404,537

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note. (f)

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

R.I.B.S. – Residential Interest Bearing Securities.

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S. – Select Auction Variable Rate Securities.

T.C.R.S. – Transferable Custodial Receipts.

NR – Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate.

Rate shown is the rate in effect at May 31, 2005.

(c)	Standard & Poor’s rating.

(d)	Partial principal amount pledged as collateral for financial futures contracts.

(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(f)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(g)	Adjustable rate. Rate shown is the rate in effect at May 31, 2005.

(h)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $6,524,492. The aggregate value, $8,009,310 and was approximately 7.90% of net assets.

(i)	Other assets in excess of liabilities include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at May 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2005	Unrealized Appreciation (Depreciation)
	Long Positions:
1	U.S. Treasury Bond	Jun. 05	$111,157	$117,468	$6,311
1	U. S. Treasury Bond	Sep. 05	116,125	117,,438	1,313
12	U.S. Treasury 2 Yr Notes	Jun. 05	2,479,889	2,497,125	17,236
	Short Positions:
31	U.S. Treasury 5 Yr Notes	Sep. 05	(3,365,919)	(3,371,734)	(5,815)
82	U.S. Treasury 10 Yr Notes	Sep. 05	(9,249,925)	(9,287,781)	(37,856)

					$(18,811)

(j)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$90,909,456	$9,425,425	$0	$9,425,425

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization for book and tax purposes.

Dryden California Municipal Fund    California Income Series

Portfolio of Investments as of May 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.1%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,775,240
Brea Redev. Agcy., Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/12	1,055	1,188,025
Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/19	3,350	3,744,998
California Edl. Facs. Auth. Rev., Pomona Coll., Ser. A, C.A.B.S.	Aaa	Zero	7/01/31	3,155	881,475
Rfdg. Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,954,967
California Infrastructure & Econ. Dev. Bk. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,606,260
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AA+(c)	6.00	12/01/31	380	384,047
California St. Cmnty. Cmnty. Facs., Dist. No. 97-1, C.A.B.S.	NR	Zero	9/01/22	4,440	1,703,850
California St. Dept. Wtr. Res. Pwr., Ser. A	A2	5.00	5/01/17	3,320	3,560,667
California St. Pub. Wks. Brd., Rev., Dept. Mental Hlth., Ser. A	Baa1	5.50	6/01/18	4,000	4,485,080
California St. Univ. Rev. & Coll., Systemwide, Ser. A, A.M.B.A.C.	Aaa	5.50	11/01/16	1,350	1,524,042
California St., G.O.	A3	5.50	4/01/30	3,000	3,335,190
G.O., A.M.B.A.C.	Aaa	5.50	3/01/16	2,000	2,214,720
G.O., M.B.I.A.	Aaa	5.25	2/01/27	2,500	2,695,875
G.O., Ser. A, M.B.I.A.	Aaa	5.25	7/01/13	2,985	3,361,110
California Statewide Cmntys. Dev. Auth., C.O.P., F.S.A., E.T.M.	Aaa	5.30	12/01/15	1,900	1,987,913
Rev., Kaiser Permanente, Ser. G, C.O.P., E.T.M	A+(c)	2.30	4/01/34	1,000	981,050
Capistrano California Univ. Sch. Dist. Cmnty. Fac. Dist. Spec. Tax, C.A.B.S. F.G.I.C.	Aaa	Zero	9/01/32	2,955	787,537
Central California Joint Pwrs. Hlth. Fin. Auth., Cmnty. Hosps., C.O.P.	Baa2	6.00	2/01/30	2,000	2,103,940
Chula Vista Cmnty. Redev. Agcy., Rfdg. Tax Alloc. Sub.

Dryden California Municipal Fund    California Income Series

Portfolio of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Bayfront, Ser. C	NR	8.25%	5/01/24	$1,500		$1,598,100
Davis Pub. Facs. Fin. Auth., Mace Ranch, Ser. A	NR	6.60	9/01/25	1,325		1,391,316
El Dorado Cnty., Spec. Tax, Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000		1,071,820
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475		500,726
Emeryville Pub. Fin. Auth. Rev., Emeryville Redev. Proj., Ser. A, M.B.I.A.	Aaa	5.25	9/01/20	1,635		1,789,328
Folsom Spec. Tax, Cmnty. Facs., Dist. No. 10	NR	6.875	9/01/19	2,000		2,159,820
Cmnty. Facs., Dist. No. 7	NR	6.00	9/01/24	2,500		2,621,625
Foothill/Eastern Trans. Corr. Agcy., Hwy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375	1/15/15	1,000		1,094,580
Foothill/Eastern Trans. Corr. Agcy., Toll Rd. Rev., Conv., Sr. Lien, Ser. A, Zero Coupon (until 1/01/05),	Aaa	7.15	1/01/13	4,750	(e)	5,666,465
Conv., Zero Coupon (until 7/15/09), C.A.B.S.	Baa3	Zero	1/15/28	2,890		2,447,079
Gateway Impvt. Auth. Rev., Marin City Cmnty. Facs. Dist., Ser. A	NR	7.75	9/01/25	2,070	(e)	2,136,716
Glendale Redev. Agcy. Tax Alloc. Rev., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275		3,591,332
Golden St. Tobacco Securitization Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	1,950		2,128,444
Asset-Bkd., Ser. B	Baa1	5.625	6/01/20	1,000		1,048,800
Asset-Bkd., Ser. B	Baa1	5.50	6/01/43	3,000		3,216,330
Golden West Sch. Fin. Auth., California Rev., C.A.B.S., Rfdg. Ser. A., M.B.I.A.	Aaa	Zero	2/01/19	2,110		1,164,024
La Quinta California Fin. Auth. Local, Rfdg. Proj., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	1,000		1,098,220
La Quinta Redev. Agcy., Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/10	1,000		1,197,000
Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000		1,225,880
Lincoln Impvt. Bond Act of 1915, Pub. Fin Auth., Twelve Bridges	NR	6.20	9/02/25	2,615		2,776,450
Long Beach Hbr. Rev., Rfdg. Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000		3,544,860
Los Angeles California Cmnty. Coll. Dist. Ser A, G.O., M.B.I.A.	Aaa	5.50	8/01/17	2,630	(e)	2,978,080
Los Angeles Cmnty. Redev. Agcy., Bunker Hill Proj., Ser.

Dryden California Municipal Fund    California Income Series

Portfolio of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
A, F.S.A.	Aaa	5.00%		12/01/22	$2,720		$2,922,096
Los Angeles Hbr. Dept. Rev., A.M.T., Ser. B	Aa2	5.375		11/01/23	2,000		2,064,680
Los Angeles Uni. Sch. Dist., Ser. F, G.O., F.G.I.C.	Aaa	5.00		7/01/21	750		812,295
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	BBB+(c)	6.50		6/01/21	1,500		1,575,450
Metro. Wtr. Dist. of Southern California, Waterworks Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	5.75		8/10/18	1,000		1,183,620
MidPeninsula Reg. Open Space Dist., Rfdg. Proj., A.M.B.A.C.	Aaa	5.00		9/01/34	1,500		1,588,740
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1	NR	7.10		10/01/30	1,320		1,451,432
Ontario California Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00		9/02/11	535		555,956
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev., No. 01-1, Ladera Ranch, Ser. A	NR	6.00		8/15/25	1,350		1,455,611
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aaa	6.20		2/14/11	4,000	(f)	4,579,720
Spec. Tax Rev., Linked S.A.V.R.S. & R.I.B.S. (cost $713,528; purchased 2/17/98)	Aa2	10.088	(d)	2/14/11	750	(g)	967,395
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2, Ser. A	NR	6.25		9/01/23	2,000		2,170,600
Pico Rivera California Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50		5/01/29	1,500		1,763,025
Pittsburg California Redev. Agcy. Tax Alloc., Ext. Spec. Redem., Los Medanos, Ser. B, F.S.A.	Aaa	5.80		8/01/34	2,700		3,136,374
Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero		8/01/26	1,375		503,814
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75		8/15/15	1,000		1,105,900
Puerto Rico Comnwlth., Rites, PA 642A, G.O., M.B.I.A. (cost $1,059,897; purchased 3/29/00)	NR	7.829	(d)	7/01/10	1,000	(g)	1,252,440
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev, Ser. G, F.G.I.C.	Aaa	5.25		7/01/16	2,000		2,231,080
Ser. G, F.G.I.C.	Aaa	5.25		7/01/17	1,260		1,399,986
Ser. J, F.G.I.C.	Aaa	5.00		7/01/20	2,155		2,352,010
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs., Ser. J, E.T.M., C.A.B.S.	Baa2	Zero		7/01/06	145		140,578
Redding Elec. Sys. Rev., C.O.P., E.T.M.

Dryden California Municipal Fund    California Income Series

Portfolio of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Linked S.A.V.R.S. & R.I.B.S., M.B.I.A.	Aaa	6.368%		7/01/22	$50		$62,144
M.B.I.A., R.I.B.S., R.I.T.E.S. (cost $1,993,282; purchased 1/9/95)	Aaa	9.613	(d)	7/01/22	1,850	(g)	2,748,693
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50		9/02/22	1,670		1,786,583
Riverside Cnty. Asset Leasing Corp., Leasehold Rev., Hosp. Proj., Ser. B, M.B.I.A.	Aaa	5.70		6/01/16	1,500		1,712,070
Riverside Uni. Sch. Dist. Spec. Tax, Cmnty. Facs., Dist. No. 7, Ser. A	NR	6.90		9/01/20	1,320		1,456,343
Dist. No. 7, Ser. A	NR	7.00		9/01/30	1,000		1,144,650
Rocklin Uni. Sch. Dist., Ser. C, C.A.B.S., M.B.I.A., G.O.	Aaa	Zero		8/01/16	1,400		883,428
Roseville California Spec. Tax, Highland Cmnty. Facs., Dist. No. 1	NR	6.30		9/01/25	1,815		1,941,814
Woodcreek Cmnty. Facs., Dist. No. 1	NR	6.375		9/01/27	1,000		1,078,620
Sacramento City. Fin. Auth., Ser. B, M.B.I.A., C.A.B.S	Aaa	Zero		11/01/17	5,695		3,366,144
Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero		11/01/16	5,700		3,558,339
Sacramento Impvt. Bond Act of 1915, Willowcreek II, Assmt. Dist. No. 96-1	NR	6.70		9/02/22	2,420		2,503,756
San Diego California Uni. Sch. Dist. Election 1998, Ser. C, G.O., F.S.A.	Aaa	5.00		7/01/19	1,000		1,091,050
San Diego Redev. Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875		9/01/29	2,000		2,097,620
San Diego Spec. Tax Cmnty. Facs. Dist. No. 1, Ser. B	NR	7.10		9/01/20	2,000	(e)	2,061,360
San Francisco City & Cnty. Redev. Agcy., Lease Rev., C.A.B.S.	A1	Zero		7/01/07	2,250		2,102,377
C.A.B.S., E.T.M.	A1	Zero		7/01/06	1,500		1,450,365
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.	Aaa	Zero		1/01/11	2,000		1,659,560
San Leandro Cmnty. Facs., Spec. Tax, Dist. No. 1	NR	6.50		9/01/25	2,160		2,367,490
Santa Margarita Wtr. Dist. Spec. Tax, Cmnty. Facs., Dist. No. 99-1	NR	6.25		9/01/29	2,000		2,140,420
Santa Margarita, Dana Point Auth., Impvt. Dists., 1, 2, 2A, 8, Ser. A, M.B.I.A.	Aaa	7.25		8/01/09	905		1,051,384
3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	1,000		1,286,200
Santa Maria Joint Union H.S., Dist., C.A.B.S., Election

Dryden California Municipal Fund    California Income Series

Portfolio of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
2004, G.O., F.G.I.C.	Aaa	Zero	8/01/27	$1,505	$508,329
South Orange Cnty., Pub. Fin. Auth., Sr. Lien, Ser. A, M.B.I.A.	Aaa	7.00%	9/01/10	2,535	2,995,077
Southern California Pub. Pwr. Auth., Pwr. Proj. Rev.	A2	6.75	7/01/10	3,000	3,450,330
Southern Pub. Pwr. Auth., Pwr. Proj. Rev., Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S.	Aaa	Zero	7/01/16	8,400	5,380,368
Sulphur Springs Uni. Sch. Dist., C.A.B.S., Ser. A, M.B.I.A., G.O.	Aaa	Zero	9/01/11	3,000	2,429,580
Univ. California Research Facs., Rev., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,000	2,145,340
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	2,500	2,688,775
Valley Hlth. Sys., California Hosp. Rev., Impvt. Proj., Ser. A	B+(c)	6.50	5/15/25	1,000	1,003,150
Victor Elem. Sch. Dist., G.O., F.G.I.C., Ser. A	Aaa	5.375	8/01/20	1,455	1,599,423
Ser. A	Aaa	5.375	8/01/21	1,635	1,797,290
West Contra Costa Uni. Sch. Dist., C.O.P.	Baa3	6.875	1/01/09	550	562,381

Total long-term investments (cost $169,962,786)					188,046,236

SHORT-TERM INVESTMENTS 0.7%
Municipal Bonds
California Hsg. Fin. Agcy. Rev., Home Mtge., Ser. J, A.M.T., F.S.A., F.R.D.D.	VMIG1	2.94	6/1/05	1,250
(cost $1,250,000)					1,250,000

Total Investments 98.8% (cost $171,212,786) (i)					189,296,236
Other assets in excess of liabilities (h) 1.2%					2,350,482

Net Assets 100%					$191,646,718

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed To Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.N.M.A. – Federal National Mortgage Association.

F.R.D.D. – Floating Rate (Daily) Demand Note. (b)

F.S.A. – Financial Security Assurance.

G.N.M.A. – Government National Mortgage Association.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

R.I.B.S. – Residual Interest Bearing Securities.

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S. – Select Auction Variable Rate Securities.

T.C.R.S. – Transferable Custodial Receipts.

NR– Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(c)	Standard & Poor’s Rating.

(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(f)	Security segregated as collateral for futures contracts.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security was $3,766,707. The aggregate value, $4,968,528 which represents approximately .26% of net assets.

(h)	Other assets in excess of liabilities included net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at May 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
13	U.S. Treasury 2Yr. Notes	Jun. 05	$2,686,547	$2,705,219	$18,672
Short Positions:
96	U.S. Treasury 10Yr. Notes	Sept. 05	(10,829,000)	(10,873,500)	(44,500)
1	U.S. Treasury 5Yr. Notes	Sept. 05	(108,630)	(108,765)	(135)
25	U.S. Treasury Bonds	Sept. 05	(2,900,899)	(2,935,938)	(35,039)

					$(61,002)

(i)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$171,212,786	$18,118,559	$35,109	$18,083,450

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at May 31, 2005 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 25, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 25, 2005

*	Print the name and title of each signing officer under his or her signature.